ENTITY WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
ENTITY WIDE DISCLOSURES
NOTE 15:-	ENTITY WIDE DISCLOSURES

a.	Customers who accounted for over 10% of the total consolidated revenues:

	Year ended December 31,
	2022	2021	2020

Customer A - Sales of manufactured products	18.7%	21.2%	18.9%
Customer B - Sales of manufactured products	9.2%	7.9%	11.6%

b.	Revenues by geographic areas:

Israel	21,980	18,965	20,792
North America	6,081	6,686	6,009
Netherlands	3,417	4,198	3,808
India	5,925	1,825	3,292
Others	2,247	2,149	2,806

	39,650	33,823	36,707